Related Party Transactions (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Fuzhou Tianyu [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due from related parties		$ 41	$ 41
Total due to related parties		155	48
Fujian Desheng [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due to related parties			40
Related Party [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due from related parties		41	81
Total due to related parties		1,751	1,704
Fujian Bafang [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due to related parties	[1]	1,561	1,622
Fuzhou Tianyu Management [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due to related parties		$ 35	$ 34

[1]	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.